Taxes (Details) - Schedule of Components of the Benefit of (Provision for) Income Taxes	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Components of the Benefit of (Provision for) Income Taxes [Abstract]
Current	¥ (457,941)	$ (64,256)	¥ (42,705)
Deferred	(932,125)	(130,792)
Provision for income taxes	¥ (1,390,066)	$ (195,048)	¥ (42,705)